Basis of Condensed Consolidated Financial Statements - Adjustments Condensed Consolidated Balance Sheets (Details) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
ASSETS
Cash and due from banks	¥ 4,055,804	¥ 4,416,646
Interest-earning deposits in other banks	104,083,772	105,701,977
Cash, due from banks and interest-earning deposits in other banks	108,139,576	110,118,623	¥ 109,067,365
Call loans, funds sold, and receivables under resale agreements	19,876,746	20,562,358
Receivables under securities borrowing transactions	5,535,122	5,000,816
Trading account assets	54,148,540	49,769,406
Investment securities:
Available-for-sale debt securities	26,962,826	31,422,967
Equity securities	5,125,231	6,132,369
Total investment securities	54,827,505	62,399,298
Loans, net of unearned income, unamortized premiums and deferred loan fees	130,245,363	127,910,303
Allowance for credit losses	(1,370,804)	(1,356,961)	(1,296,491)	¥ (1,279,514)
Net loans	128,874,559	126,553,342
Premises and equipment—net	879,296	872,641
Customers’ acceptance liability	454,608	435,072
Intangible assets—net	1,403,157	1,297,760
Goodwill	676,381	493,758	387,103	¥ 296,772
Other assets	18,122,265	20,380,462
Total assets	392,937,755	397,883,536
Deposits:
Overseas offices, principally interest-bearing	62,127,029	63,861,590
Total deposits	244,890,984	247,136,000
Call money, funds purchased, and payables under repurchase agreements	42,667,578	40,784,623
Payables under securities lending transactions	644,024	1,016,938
Due to trust account and other short-term borrowings	27,579,111	15,801,323
Trading account liabilities	16,849,318	16,579,522
Bank acceptances outstanding	454,608	435,072
Long-term debt	24,554,156	40,012,819
Other liabilities	15,816,923	17,600,152
Total liabilities	373,456,702	379,366,449
Commitments and contingent liabilities
Mitsubishi UFJ Financial Group shareholders’ equity:
Capital surplus	4,617,068	4,635,892
Retained earnings:
Unappropriated retained earnings	9,905,302	9,086,490
Accumulated other comprehensive income, net of taxes	2,480,877	2,237,625
Total Mitsubishi UFJ Financial Group shareholders’ equity	18,609,869	17,675,737
Noncontrolling interests	871,184	841,350
Total equity	19,481,053	18,517,087	17,491,649
Total liabilities and equity	392,937,755	397,883,536
Previously Reported
ASSETS
Cash and due from banks		4,391,530
Interest-earning deposits in other banks		105,631,633
Cash, due from banks and interest-earning deposits in other banks		110,023,163	108,911,256
Call loans, funds sold, and receivables under resale agreements		20,233,913
Receivables under securities borrowing transactions		5,000,989
Trading account assets		49,745,992
Investment securities:
Available-for-sale debt securities		31,395,372
Equity securities		6,132,092
Total investment securities		62,371,426
Loans, net of unearned income, unamortized premiums and deferred loan fees		127,936,495
Allowance for credit losses		(1,366,221)
Net loans		126,570,274
Premises and equipment—net		873,027
Customers’ acceptance liability		430,221
Intangible assets—net		1,298,966
Goodwill		490,344
Other assets		20,398,146
Total assets		397,436,461
Deposits:
Overseas offices, principally interest-bearing		63,142,974
Total deposits		246,417,384
Call money, funds purchased, and payables under repurchase agreements		40,804,921
Payables under securities lending transactions		1,016,931
Due to trust account and other short-term borrowings		15,796,947
Trading account liabilities		16,587,151
Bank acceptances outstanding		430,221
Long-term debt		39,922,322
Other liabilities		17,983,371
Total liabilities		378,959,248
Commitments and contingent liabilities
Mitsubishi UFJ Financial Group shareholders’ equity:
Capital surplus		4,636,097
Retained earnings:
Unappropriated retained earnings		9,072,572
Accumulated other comprehensive income, net of taxes		2,221,263
Total Mitsubishi UFJ Financial Group shareholders’ equity		17,645,662
Noncontrolling interests		831,551
Total equity		18,477,213	17,457,394
Total liabilities and equity		397,436,461
Adjustments
ASSETS
Cash and due from banks		25,116
Interest-earning deposits in other banks		70,344
Cash, due from banks and interest-earning deposits in other banks		95,460	156,109
Call loans, funds sold, and receivables under resale agreements	(328,578)	328,445
Receivables under securities borrowing transactions		(173)
Trading account assets		23,414
Investment securities:
Available-for-sale debt securities		27,595
Equity securities		277
Total investment securities		27,872
Loans, net of unearned income, unamortized premiums and deferred loan fees		(26,192)
Allowance for credit losses		9,260
Net loans	(214,790)	(16,932)
Premises and equipment—net		(386)
Customers’ acceptance liability		4,851
Intangible assets—net		(1,206)
Goodwill		3,414
Other assets		(17,684)
Total assets		447,075
Deposits:
Overseas offices, principally interest-bearing		718,616
Total deposits	766,141	718,616
Call money, funds purchased, and payables under repurchase agreements	(117,990)	(20,298)
Payables under securities lending transactions		7
Due to trust account and other short-term borrowings	¥ 224,595	4,376
Trading account liabilities		(7,629)
Bank acceptances outstanding		4,851
Long-term debt		90,497
Other liabilities		(383,219)
Total liabilities		407,201
Commitments and contingent liabilities
Mitsubishi UFJ Financial Group shareholders’ equity:
Capital surplus		(205)
Retained earnings:
Unappropriated retained earnings		13,918
Accumulated other comprehensive income, net of taxes		16,362
Total Mitsubishi UFJ Financial Group shareholders’ equity		30,075
Noncontrolling interests		9,799
Total equity		39,874	¥ 34,255
Total liabilities and equity		¥ 447,075